MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Distributed Incentive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	$ 1,243,441	$ 1,015,084	$ 894,278
Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	846,671
Private Equity Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	0
Credit PE Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	621,356
Credit PE Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	103,855
Private Permanent Capital Vehicle [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	744
NIH (1998) [Member] | Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	94,513
Fortress Funds which are not subject to a clawback provision:	(94,513)
GAGACQ Fund (2004) [Member] | Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	51,476
Fortress Funds which are not subject to a clawback provision:	(51,476)
Fund I (1999) [Member] | Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Deferred Incentive Income Distributed Gross	344,939
Portion of Fund I distributed incentive income that Fortress is not entitled to	$ (183,196)